Segregated Funds - Summary of Changes in Segregated Funds Net Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net policyholder cash flow
Deposits from policyholders	$ 38,898	$ 38,561
Net transfers to general fund	(1,515)	(1,000)
Payments to policyholders	(44,818)	(49,372)
Net policyholder cash flow	(7,435)	(11,811)
Investment related
Interest and dividends	16,775	18,872
Net realized and unrealized investment gains (losses)	24,514	37,643
Investment related	41,289	56,515
Other
Management and administration fees	(3,942)	(3,926)
Impact of changes in foreign exchange rates	(5,580)	(10,897)
Other	(9,522)	(14,823)
Net additions	24,332	29,881
Segregated funds net assets, beginning of year	343,477	313,596
Segregated funds net assets, end of year	$ 367,809	$ 343,477